Other financial liabilities (Details 6) - CLP ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other financial liabilities [Line Items]
Financial liabilities	$ 230,168,205	$ 168,118,198,000	$ 187,152,733,000
Acquisitions	57,777,169,000	23,149,709,000	42,929,389,000
Accrual of interest	11,561,405,000	13,134,962,000	15,584,697,000
Change in foreing currency and unit per adjustment	(3,363,242,000)	(2,744,621,000)	(4,653,474,000)
Others	17,821,000	0	0
Financial liabilities	263,261,589,000	230,168,205	168,118,198,000
Current financial liabilities [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	42,545,534,000	31,191,653,000	52,685,470,000
Acquisitions	16,927,169,000	19,345,325,000	23,358,700,000
Accrual of interest	11,868,152,000	13,076,743,000	15,584,697,000
Change in foreing currency and unit per adjustment	(3,381,908,000)	(2,623,130,000)	(6,294,758,000)
Others	(6,000,066,000)	19,614,901,000	18,567,559,000
Financial liabilities	28,106,467,000	42,545,534,000	31,191,653,000
Current financial liabilities [Member] | Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	39,079,561,000	27,714,998,000	49,137,899,000
Acquisitions	16,927,169,000	19,345,325,000	23,358,700,000
Accrual of interest	7,492,719,000	8,655,483,000	11,212,161,000
Change in foreing currency and unit per adjustment	(3,435,455,000)	(2,648,436,000)	(6,425,775,000)
Others	(6,052,791,000)	19,448,135,000	15,851,132,000
Financial liabilities	24,623,746,000	39,079,561,000	27,714,998,000
Current financial liabilities [Member] | Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	3,250,023,000	3,155,239,000	3,029,431,000
Acquisitions	0	0	0
Accrual of interest	3,166,139,000	3,216,241,000	3,194,839,000
Change in foreing currency and unit per adjustment	52,599,000	15,879,000	118,555,000
Others	(111,357,000)	(44,173,000)	2,408,858,000
Financial liabilities	3,306,135,000	3,250,023,000	3,155,239,000
Current financial liabilities [Member] | Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	215,950,000	321,416,000	518,140,000
Acquisitions	0	0	0
Accrual of interest	1,209,294,000	1,205,019,000	1,177,697,000
Change in foreing currency and unit per adjustment	948,000	9,427,000	12,462,000
Others	164,082,000	210,939,000	307,569,000
Financial liabilities	176,586,000	215,950,000	321,416,000
Non current financial liabilities [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	117,944,033,000	136,926,545,000	134,467,263,000
Acquisitions	40,850,000,000	3,804,384,000	19,570,689,000
Accrual of interest	(306,747,000)	58,219,000	0
Change in foreing currency and unit per adjustment	18,666,000	(121,491,000)	1,641,284,000
Others	6,017,887,000	(19,614,901,000)	(18,567,559,000)
Financial liabilities	161,001,732,000	117,944,033,000	136,926,545,000
Non current financial liabilities [Member] | Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	29,606,398,000	48,335,093,000	46,684,250,000
Acquisitions	40,850,000,000	3,804,384,000	19,570,689,000
Accrual of interest	(306,747,000)	58,219,000	0
Change in foreing currency and unit per adjustment	(1,470,924,000)	(2,649,982,000)	(1,883,582,000)
Others	6,052,791,000	(19,448,135,000)	(15,851,132,000)
Financial liabilities	73,886,831,000	29,606,398,000	48,335,093,000
Non current financial liabilities [Member] | Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	70,836,716,000	71,352,994,000	70,908,208,000
Acquisitions	0	0	0
Accrual of interest	0	0	0
Change in foreing currency and unit per adjustment	1,196,997,000	2,055,091,000	2,853,644,000
Others	111,357,000	44,173,000	(2,408,858,000)
Financial liabilities	69,476,612,000	70,836,716,000	71,352,994,000
Non current financial liabilities [Member] | Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	17,500,919,000	17,238,458,000	16,874,805,000
Acquisitions	0	0	0
Accrual of interest	0	0	0
Change in foreing currency and unit per adjustment	292,593,000	473,400,000	671,222,000
Others	(146,261,000)	(210,939,000)	(307,569,000)
Financial liabilities	17,638,289,000	17,500,919,000	17,238,458,000
Interest Payment [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(10,206,075,000)	(11,727,164,000)	(13,874,906,000)
Interest Payment [Member] | Current financial liabilities [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(10,206,075,000)	(11,727,164,000)	(13,874,906,000)
Interest Payment [Member] | Current financial liabilities [Member] | Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(7,146,384,000)	(8,634,001,000)	(10,807,228,000)
Interest Payment [Member] | Current financial liabilities [Member] | Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(3,051,269,000)	(3,093,163,000)	(3,070,875,000)
Interest Payment [Member] | Current financial liabilities [Member] | Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(8,422,000)	0	3,197,000
Interest Payment [Member] | Non current financial liabilities [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	0	0	0
Interest Payment [Member] | Non current financial liabilities [Member] | Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	0	0	0
Interest Payment [Member] | Non current financial liabilities [Member] | Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	0	0	0
Interest Payment [Member] | Non current financial liabilities [Member] | Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	0	0	0
Principal Payment [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(27,168,446,000)	(29,441,517,000)	(59,020,241,000)
Principal Payment [Member] | Current financial liabilities [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(23,646,339,000)	(26,332,794,000)	(58,835,109,000)
Principal Payment [Member] | Current financial liabilities [Member] | Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(22,241,073,000)	(24,801,943,000)	(54,611,891,000)
Principal Payment [Member] | Current financial liabilities [Member] | Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	0	0	(2,525,569,000)
Principal Payment [Member] | Current financial liabilities [Member] | Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(1,405,266,000)	(1,530,851,000)	(1,697,649,000)
Principal Payment [Member] | Non current financial liabilities [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(3,522,107,000)	(3,108,723,000)	(185,132,000)
Principal Payment [Member] | Non current financial liabilities [Member] | Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(844,687,000)	(493,181,000)	(185,132,000)
Principal Payment [Member] | Non current financial liabilities [Member] | Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(2,668,458,000)	(2,615,542,000)	0
Principal Payment [Member] | Non current financial liabilities [Member] | Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	$ (8,962,000)	$ 0	$ 0